27. Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments Tables
Schedule of approximate amount of firm orders
	12/31/2018	12/31/2017
2019	-	1,117,604
2020	1,791,661	4,538,258
2021	5,046,966	6,198,259
2022	7,883,277	6,353,457
2023	8,766,165	6,524,408
Thereafter	39,747,570	20,358,396
Total	63,235,639	45,090,382

Schedule of advances for aircraft acquisition
	12/31/2018	12/31/2017
2018	-	316,215
2019	283,579	773,268
2020	816,766	848,003
2021	1,072,048	852,458
2022	1,250,361	866,119
2023	1,313,497	786,487
Thereafter	4,091,021	2,021,014
Total	8,827,272	6,463,564

Schedule of future payments of non-cancelable operating lease contracts
	12/31/2018	12/31/2017
2018	-	858,508
2019	1,388,818	928,226
2020	1,317,883	888,944
2021	1,113,030	746,595
2022	936,887	630,477
2023	769,322	520,152
2014 and thereafter	1,609,844	731,812
Total minimum lease payments	7,135,784	5,304,714